SA Multi-Managed International Equity Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	29.40%	7.54%	7.90%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	29.17%	7.39%	7.75%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	29.06%	7.29%	7.63%